Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Operating Segments

As at and for the year ended December 31, 2023	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$475,349	$346,315	$186,837	$—	$—	$1,008,501
Production costs	202,927	119,485	156,535	—	—	478,947
Depreciation and amortization	121,640	78,861	60,586	—	—	261,087
Earnings (loss) from mine operations	$150,782	$147,969	$(30,284)	$—	$—	$268,467

Other significant items of income and expense
Write-down of assets	$1,768	$—	$7,951	$—	$—	$9,719
Exploration and evaluation expenses	8,625	11,076	705	—	2,016	22,422
Mine standby costs	—	3,117	12,989	—	—	16,106
Income tax expense (recovery)	42,471	34,181	(15,387)	—	(3,690)	57,575
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	(1,553)	—	(1,553)

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$120,113	$96,918	$180,881	$—	$13,251	$411,163
Capitalized interest	—	—	17,087	—	—	17,087

Information about assets and liabilities
Property, plant and equipment	$831,756	$729,685	$2,179,782	$—	$14,336	$3,755,559
Goodwill	—	92,591	—	—	—	92,591
	$831,756	$822,276	$2,179,782	$—	$14,336	$3,848,150

Debt	$—	$—	$143,368	$—	$492,691	$636,059

* Discontinued Operations (Note 6).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.

As at and for the year ended December 31, 2022	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$398,602	$312,962	$160,420	$—	$—	$871,984
Production costs	193,214	116,723	149,649	—	—	459,586
Depreciation and amortization	116,076	71,974	52,135	—	—	240,185
Earnings (loss) from mine operations	$89,312	$124,265	$(41,364)	$—	$—	$172,213

Other significant items of income and expense
Write-down (reversal) of assets	$33,143	$—	$(1,325)	$—	$681	$32,499
Exploration and evaluation expenses	4,180	12,363	749	—	2,343	19,635
Mine standby costs	—	—	34,367	—	—	34,367
Income tax expense	30,366	31,441	13,924	—	(14,507)	61,224
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	(304,648)	—	(304,648)

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$128,797	$80,839	$82,989	$—	$13,185	$305,810

Information about assets and liabilities
Property, plant and equipment	$823,125	$711,178	$2,046,759	$—	$15,200	$3,596,262
Goodwill	—	92,591	—	—	—	92,591
	$823,125	$803,769	$2,046,759	$—	$15,200	$3,688,853

Debt	$—	$—	$—	$—	$494,414	$494,414

* Discontinued Operations (Note 6).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.